Goodwill and Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets [Abstract]
Changes in carrying amount of goodwill

	December 31,		June 30,
	2010	2011	2012
			(unaudited)
Balance at beginning of year	$33,767	$46,806	$46,233
Additions	13,039	17	29,589
PBS acquisition adjustment	—	(590)	—

Balance at end of year	$46,806	$46,233	$75,822

Schedule of acquired intangible assets

	December 31,						June 30,
	2010			2011			2012
	Gross carrying amount	Accumulated amortization	Net	Gross carrying amount	Accumulated amortization	Net	Gross carrying amount	Accumulated amortization	Net
								(unaudited)
Amortized intangible assets:
Client contracts and broker relationships	$26,534	$13,224	$13,310	$26,534	$15,206	$11,328	$44,424	$17,079	$27,345
Trade names	1,020	388	632	1,020	542	478	2,010	663	1,347
Technology	2,580	1,678	902	2,580	2,177	403	7,542	3,104	4,438
Noncompete agreements	2,011	1,625	386	2,011	1,665	346	2,011	1,685	326
Favorable lease	—	—	—	—	—	—	1,121	42	1,079

Total	$32,145	$16,915	$15,230	$32,145	$19,590	$12,555	$57,108	$22,573	$34,535

Schedule of estimated amortization expense

2012	$2,413
2013	2,226
2014	1,680
2015	1,530
2016	1,381
Thereafter	3,325

Total	$12,555